ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on held-to-maturity securities	$ 455	$ 551
Amounts reclassified from accumulated other comprehensive income (loss)		$ 41	$ (25)
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities			(46)
Unrealized gains and losses on held-to-maturity securities		$ 62	8
Total Before Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities			(46)
Unrealized gains and losses on held-to-maturity securities		$ 62	8
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities			(16)
Unrealized gains and losses on held-to-maturity securities		$ 21	3
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities			(30)
Unrealized gains and losses on held-to-maturity securities		$ 41	$ 5